REVENUE (Details - Timing of revenue recognition) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 141,018	$ 10,850
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	141,018	4,232
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 6,619